Non-current assets held for sale (Tables)	6 Months Ended
Jun. 30, 2019
Non-current assets held for sale
Non-current assets held for sale

Figures in million - SA rand
	Jun 2019	Dec 2018	Jun 2018
Property, plant and equipment	120.7	-	1,270.0
Non-current assets held for sale	120.7	-	1,270.0